Business Concentrations	9 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Business Concentrations
12.	Business Concentrations

For each of the three and nine months ended December 31, 2014, the company had three carriers that accounted for approximately 53%, 28%, and 3% of revenue, respectively. For the three months ended December 31, 2013, the three carriers accounted for approximately 39%, 38% and 5% and for the nine months ended December 31, 2013, the three carriers accounted for approximately 50%, 26% and 6% of revenue. Revenues from domestic and international sales for each of the three and nine months ended December 31, 2014 were 97% and 3%, respectively, and for the three months and nine months ended December 31, 2013, such revenues were 95% and 5% and 94% and 6%, respectively.

As of December 31, 2014 and March 31, 2014, the company had three carriers that accounted for 61%, 22% and 2% and 43%, 33% and 6% of accounts receivable, respectively.